22,263-8                        Exchange Act-Forms                1868   4-28-99

                                     FORM 13F

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                                                           OMB APPROVAL
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                                                    OMB Number:        3235-0006
                                                    Expires:    October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/99

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                        [ ]  is a restatement.

                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  MeriTech Capital Associates, L.L.C.
________________________________________________________________________________
Address:  90 Middlefield Road, Suite 201, Menlo Park, CA  94025

________________________________________________________________________________
Form 13F File Number:  28-______________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name: Paul Madera

Title:  Member

Phone:  650 475-2200

Signature, Place, and Date of Signing:

/s/ Paul Madera
[Signature]

Menlo Park, CA
[City, State]


February 7, 2000________________________________________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                      0
                                             ------------

Form 13F Information Table Entry Total:                 4
                                             ------------

Form 13F Information Table Value Total:           $183,219
                                             ------------
                                               (thousands)
List of Other Included Managers:

   None

                                            FORM 13F INFORMATION TABLE


                                                                                                               Voting Authority
                                                            Value      Shares/ Sh/ Put/ Invstmt Other         --------------------
      Name of Issuer         Title of class CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers      Sole   Shared   None
----------------------------------------------------------------------------------------------------------------------------------
GETTHERE.COM, INC.           COM            374266104       25,760      640000 SH        Sole               640000
QUINTUS CORPORATION          COM            748798105       61,167     1333334 SH        Sole              1333334
QUOKKA SPORTS                COM            749077103        9,042      688889 SH        Sole               688889
WIRELESS FACILITIES, INC.    COM            97653A103       87,250     2000000 SH        Sole              2000000
